SIGNIFICANT ACCOUNTING POLICIES (Details) CAD in Thousands	12 Months Ended
Dec. 31, 2015 CAD item shares
Oil and gas properties
Discount rate applied to estimated future net cash flows from proved oil and gas reserves (as a percent)	10.00%
IMPAIRMENT
Goodwill Impairment | CAD	CAD 0
Financial Instruments
Number of categories in which financial instruments are classified	5
Stock Option Plan
Share-based compensation
Fraction of the shares vesting each year | shares	0.33
Vesting period	3 years
Expiration period	7 years
Stock Option Plan | Maximum
Share-based compensation
Authorized percentage to issue outstanding common shares from Treasury	10.00%
Cash Settled RSU
Share-based compensation
Fraction of the shares vesting each year | shares	0.33
Vesting period	3 years
Cash Settled PSU
Share-based compensation
Vesting period	3 years
Cash Settled PSU | Minimum
Share-based compensation
Multiplier of cash payment based on the value of the underlying shares plus notional accrued dividends	0
Cash Settled PSU | Maximum
Share-based compensation
Multiplier of cash payment based on the value of the underlying shares plus notional accrued dividends	2
Equity Settled RSU and PSU Plans
Share-based compensation
Percentage of treasury shares issued alloted for certain equity instruments (as a percent)	50.00%